Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Class A Ordinary shares	Class B Ordinary shares	Additional paid in capital	Statutory Reserves	Accumulated deficit	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Sep. 30, 2021	$ 4,485	$ 2,015	$ 19,145	$ 857,370	$ (6,760,297)	$ (1,676,651)	$ (86,549)	$ (7,640,482)
Balance (in Shares) at Sep. 30, 2021	8,970,000	4,030,000
Net income (loss)					332,069		55,996	388,065
Statutory reserve				159,093	(159,093)
Foreign currency translation adjustments						(135,595)	(1,320)	(136,915)
Balance at Mar. 31, 2022	$ 4,485	$ 2,015	19,145	1,016,463	(6,587,321)	(1,812,246)	(31,873)	(7,389,332)
Balance (in Shares) at Mar. 31, 2022	8,970,000	4,030,000
Balance at Sep. 30, 2022	$ 7,163	$ 2,015	17,643,391	964,363	(9,006,610)	(817,948)	(59,255)	8,733,119
Balance (in Shares) at Sep. 30, 2022	14,325,491	4,030,000
Share base compensation	$ 365		1,824,635					1,825,000
Share base compensation (in Shares)	730,000
Net income (loss)					(3,674,324)		11,728	(3,662,596)
Statutory reserve				111,022	(111,022)
Foreign currency translation adjustments						(345,778)	(1,937)	(347,715)
Balance at Mar. 31, 2023	$ 7,528	$ 2,015	$ 19,468,026	$ 1,075,385	$ (12,791,956)	$ (1,163,726)	$ (49,464)	$ 6,547,808
Balance (in Shares) at Mar. 31, 2023	15,055,491	4,030,000